Revenues - Operating lease contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 1,827.8
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	544.5
2 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	252.2
3 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	174.0
4 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	149.9
5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	146.6
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	560.6
Gross Carrying Amount
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 2,500.0	$ 2,700.0